Document and Entity Information	Jul. 27, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001512673
Document Type	8-K/A
Document Period End Date	Jul. 27, 2023
Entity Registrant Name	Block, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37622
Entity Tax Identification Number	80-0429876
Entity Address, Address Line One	1955 Broadway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Oakland
Entity Address, Address Line Three	CA 946121
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	(415)
Local Phone Number	375-3176
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0000001 par value per share
Trading Symbol	SQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Block, Inc. (the “Company”) is filing this amendment to its Current Report on Form 8-K filed on July 27, 2023, which reported that the Company’s Board of Directors (the “Board”) had elected Neha Narula as a new director of the Company. At the time of her election, Ms. Narula’s Board committee appointments had not been determined. On October 26, 2023, the Board appointed Ms. Narula to the Nominating and Corporate Governance Committee, effective immediately.